Note 12. Subsequent Events (Detail) (USD $)	0 Months Ended
	Mar. 08, 2013	Mar. 05, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)	2.75%	375.00%
Year End Minimum Earnings Covenant	200,000	300,000
Permitted Acquisitions and Redemptions of Stock Amount Covenant	1,250,000
Excess Availability Covenant	$ 2,500,000